Schedule of Investments
September 30, 2020 (unaudited)
TFA Multidimensional Tactical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 60.89%

Beverages - 3.47%
PepsiCo, Inc.	10,350	1,434,510

Biological Products (No Diagnostic Substances) - 3.34%
Gilead Sciences, Inc.	21,900	1,383,861

Cable & Other Pay Television Services - 10.18%
Charter Communications, Inc. Class A (2)	2,236	1,396,024
Comcast Corp. Class A	31,700	1,466,442
Liberty Global Plc. Class A (2)	64,300	1,350,943

		4,213,409

Computer Storage Devices - 3.41%
Western Digital Corp. (2)	38,600	1,410,830

Food & Kindred Products - 3.55%
Mondelez International, Inc. Class A	25,600	1,470,720

Pharmaceutical Preparations - 3.31%
Mylan NV (2)	92,300	1,368,809

Radio & TV Broadcasting & Communications Equipment - 3.54%
Qualcomm, Inc.	12,457	1,465,940

Railroads, Line-Haul Operating - 3.47%
CSX Corp.	18,500	1,436,895

Retail-Catalog & Mail-Order Houses - 3.34%
Amazon.com, Inc. (2)	439	1,382,293

Services-Computer Processing & Data Preparation - 3.57%
Automatic Data Processing, Inc.	10,600	1,478,594

Services-Computer Programming, Data Processing, Etc. - 6.72%
Alphabet, Inc. Class A (2)	914	1,339,559
Facebook, Inc. Class A (2)	5,500	1,440,450

		2,780,009

Services-Prepackaged Software - 3.55%
Take-Two Interactive Software, Inc. (2)	8,900	1,470,458

Transportation Services - 3.17%
Booking Holdings, Inc. (2)	768	1,313,802

Trucking (No Local) - 3.14%
J.B. Hunt Transport Services, Inc.	10,300	1,301,714

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 3.12%
Henry Schein, Inc. (2)	21,953	1,290,397

Total Common Stocks	(Cost $ 25,009,950)	25,202,241

Registered Investment Companies - 26.95% (4)

iShares 1-3 Year Treasury Bond ETF	16,200	1,401,462
iShares 3-7 Year Treasury Bond ETF	10,500	1,402,695
iShares 7-10 Year Treasury Bond ETF	11,500	1,400,930
iShares Agency Bond ETF	11,600	1,404,528
iShares iBoxx $ High Yield Corporate Bond ETF	16,600	1,392,740
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,300	1,387,513
iShares JPMorgan USD Emerging Markets Bond ETF	12,300	1,363,947
iShares MBS ETF	12,682	1,400,093

Total Registered Investment Companies	(Cost $ 11,210,860)	11,153,908

Money Market Registered Investment Companies - 12.12%

Fidelity Investments Money Market - Government Portfolio - Class I, 0.010% (3)	3,050,000	3,050,000
First American Treasury Obligations Fund Class-X, 0.056% (3)	1,967,599	1,967,599

Total Money Market Registered Investment Companies	(Cost $ 5,017,599)	5,017,599

Total Investments - 99.96%	(Cost $ 41,238,409)	41,373,748

Other Assets Less Liabilities - 0.04%		17,675

Total Net Assets - 100.00%		41,391,423

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$41,373,748	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$41,373,748	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.
(4) Exchange-traded fund.